Borrowings and Debt Securities - Repayment schedule of borrowings and debt securities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	₩ 5,133,802	₩ 4,727,186
Debt Securities	64,753,535	63,261,668
Less than 1 year
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	2,114,904	1,316,134
Debt Securities	8,565,301	7,545,485
1~5 Years
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	1,564,252	2,113,404
Debt Securities	28,746,117	31,552,963
Over 5 Years
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	1,454,646	1,297,648
Debt Securities	₩ 27,442,117	₩ 24,163,220